Share-based Payments - Summary of RSUs related to Total Shareholder's Return ('TSR') (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) shares $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	790,508	899,450
Granted	117,747	104,975
Exercised	(113,631)	(165,201)
Forfeited	(16,906)	(22,480)
Lapsed	0	(26,236)
Ending balance	777,718	790,508	899,450
RSUs exercisable | shares	426,754
Weighted average fair value, Beginning balance	$ 56.32	$ 50.53
Weighted average fair value, Granted	87.03	79	$ 78.8
Weighted average fair value, Exercised	45.82	37.87
Weighted average fair value, Forfeited	65.25	58.28
Weighted average fair value, Lapsed	0	63.1
Weighted average fair value, Ending balance	62.15	$ 56.32	$ 50.53
Weighted average fair value, exercisable	$ 46.19
Aggregate intrinsic value | $	$ 39,307	$ 73,652	$ 76,894
Aggregate intrinsic value, exercisable | $	$ 21,564
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	837,091	838,308
Granted	205,968	202,005
Exercised	(138,901)	(189,226)
Forfeited	(19,386)	(13,996)
Ending balance	884,772	837,091	838,308
RSUs exercisable | shares	441,444
Weighted average fair value, Beginning balance	$ 55.3	$ 49.19
Weighted average fair value, Granted	84.83	84
Weighted average fair value, Exercised	4,589	4,459
Weighted average fair value, Forfeited	79.05	72.81
Weighted average fair value, Ending balance	62.49	$ 55.3	$ 49.19
Weighted average fair value, exercisable	$ 45.85
Aggregate intrinsic value | $	$ 44,672	$ 77,992	$ 71,667
Aggregate intrinsic value, exercisable | $	$ 22,306